Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income	$ 77,227	$ 78,630	$ 82,140
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	3,415	35,419	63,272
Loan put provision	0	3,299	0
Amortization of loan fees and costs, net	3,611	2,119	2,871
Provision for depreciation	7,315	6,954	7,583
Other than temporary impairment on investment securities	17	54	0
Amortization of intangible assets	337	2,172	3,534
(Accretion)/amortization of investment securities	(33)	(239)	490
Amortization of prepayment penalty on long term debt	4,835
Deferred income tax	(2,456)	12,717	28,466
Realized net investment security gains	0	0	(28,829)
Compensation expense for issuance of treasury shares to directors	850	407	388
Loan originations to be sold in secondary market	(317,534)	(442,890)	(269,922)
Proceeds from sale of loans in secondary market	341,611	422,875	263,170
Gain on sale of loans in secondary market	4,093	5,807	3,557
OREO devaluations	3,180	6,872	8,219
Bank owned life insurance income	(5,041)	(4,754)	(5,089)
Changes in assets and liabilities:
Increase in other assets	514	(15,231)	(18,722)
Decrease in other liabilities	(7,389)	(9,010)	(10,826)
Cash included in assets held for sale	0	0	(6,766)
Net cash provided by operating activities	114,552	105,201	123,536
Investing activities:
Proceeds from sales of held-to-maturity securities	0	0	25,410
Available-for-sale	75,000	0	584,573
Proceeds from calls and maturities of securities:
Held-to-maturity	219,329	681,513	454,937
Available-for-sale	385,259	666,431	557,552
Purchase of securities:
Held-to-maturity	0	(262,679)	(625,925)
Available-for-sale	(582,728)	(964,704)	(641,751)
Net decrease in other investments	0	1,697	1,095
Net loan originations, portfolio loans	190,167	163,106	71,862
Sales of assets/liabilities related to Vision Bank	0	(144,436)	0
Purchases of bank owned life insurance, net	(4,600)	(2,500)	(3,000)
Purchases of premises and equipment, net	(8,842)	(6,964)	(6,618)
Net cash (used in) provided by investing activities	(106,749)	(194,748)	274,411
Financing activities
Net increase (decrease) in deposits	73,962	250,918	(97,708)
Net (decrease) increase in short-term borrowings	(102,139)	80,574	(400,075)
Proceeds from issuance of subordinated notes	0	30,000	0
Proceeds from long-term debt	75,000	300,000	203,000
Repayment of sub-debt	0	(25,000)	0
Repayment of long-term debt	(50,952)	(340,129)	(16,551)
Cash payment for repurchase of common share warrant from U.S. Treasury	0	(2,843)	0
Repurchase of preferred shares from U.S. Treasury	0	(100,000)	0
Cash dividends paid	(57,949)	(60,154)	(62,907)
Net cash (used in) provided by financing activities	(62,078)	133,366	(374,241)
(Decrease) increase in cash and cash equivalents	(54,275)	43,819	23,706
Cash and cash equivalents at beginning of year	201,305	157,486	133,780
Cash and cash equivalents at end of year	$ 147,030	$ 201,305	$ 157,486